COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)	940,000
Outstanding at the beginning of the period	$ 24,488
Exercise of options (in shares)	2,797
Outstanding at the end of the period (in shares)	981,000	940,000
Outstanding at the end of the period	$ 26,716	$ 24,488
Weighted Average Common Shares Outstanding
Basic (in shares)	973,000	940,000	929,000
Diluted (in shares)	974,000	940,000	931,000
Common Shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)	940,064	938,400	918,097
Outstanding at the beginning of the period	$ 24,488	$ 24,387	$ 23,174
Dividend reinvestment and share purchase plan (in shares)			15,165
Dividend reinvestment and share purchase plan			$ 931
Acquisition of TC Pipelines, LP, net of transaction costs (in shares)	37,955
Acquisition of TC PipeLines, LP, net of transaction costs (Note 21)	$ 2,063
Exercise of options (in shares)	2,797	1,664	5,138
Exercise of options	$ 165	$ 101	$ 282
Outstanding at the end of the period (in shares)	980,816	940,064	938,400
Outstanding at the end of the period	$ 26,716	$ 24,488	$ 24,387
Weighted Average Common Shares Outstanding
Basic (in shares)	973,000	940,000	929,000
Diluted (in shares)	974,000	940,000	931,000